Discontinued operation (Details) - CNY (¥) ¥ in Thousands	Dec. 31, 2025	Dec. 31, 2024	Jun. 12, 2024	Dec. 31, 2023	Dec. 31, 2022
Statement [Line Items]
Cash, cash equivalents and restricted cash	¥ 3,339	¥ 79
Prepaid expenses	8,931	11,916
Total assets	84,254	70,858
Salary and benefit payable	4,262	3,764
Income taxes payable	2,442	1,711
Other payable	22,424	22,780
Total current liabilities	8,700
TOTAL SHAREHOLDERS' (DEFICIT)/EQUITY	¥ 46,654	¥ 28,049		¥ (51,155)	¥ 288,158
Discontinued operations [member]
Statement [Line Items]
Cash, cash equivalents and restricted cash			¥ 167
Loans receivable, net of credit impairment losses			193,682
Prepaid expenses			17,766
Property, plant and equipment			36,325
Intangible asset			4
Total assets			247,944
Loans payable			161,439
Salary and benefit payable			11,628
Income taxes payable			32,477
Interest payable			90,898
Other payable			26,000
Total current liabilities			322,442
Net assets			(74,498)
Equity holders of the Company			(59,598)
Non-controlling interests			(14,900)
TOTAL SHAREHOLDERS' (DEFICIT)/EQUITY			¥ (74,498)